Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of Inventories
	As at December 31,
	2018	2017
Raw materials	956,947	1,186,467
Finished goods	478,377	726,372
Provision for obsolete inventories	(189,524)	(106,628)
	1,245,800	1,806,212